Financial instruments-Risk management and fair value - Summary of Foreign Currency Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 211,081	$ 119,065	$ 158,732	$ 156,158
Accounts receivable, net	92,450	65,689
Other assets	20,152	22,153
Currency risk [member]
Assets
Cash and cash equivalents	10,848	12,322
Accounts receivable, net	50,103	27,670
Other assets	17,811	18,942
Total assets	78,762	58,934
Liabilities
Accounts payable	35,948	20,142
Taxes payable	25,827	13,757
Other liabilities	12,239	11,387
Total liabilities	74,014	45,286
Net position	$ 4,748	$ 13,648